Material Accounting Policy Information - Summary of Impact of Changes in Accounting Policies on Consolidated Financial Statements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Impact on net result		€ (179)	€ (570)	[1]
Share capital		265	319
Share premium		6,853	6,853				€ 7,033
Shareholders' equity		9,554	10,935	[1],[2]	€ 13,577	[1]	26,372	€ 24,661
Previously reported [member]
Disclosure of initial application of standards or interpretations [line items]
Shareholders' equity	[3]						26,372
Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of initial application of standards or interpretations [line items]
Shareholders' equity							(12,795)
Aegon Ltd. [member]
Disclosure of initial application of standards or interpretations [line items]
Net result group companies		(65)	(411)	[4]
Impact on net result		(179)	(569)	[4]
Share capital		265	319	[4]	321	[4]
Revaluation account		3,760	4,551	[4]
Legal reserves – foreign currency translation reserve		474	736	[4]
Legal reserves in respect of group companies		1,134	2,821	[4]	2,316	[4]
Retained earnings, including treasury shares		3,693	4,771	[4]	3,877	[4]
Remeasurement of defined benefit plans of group companies		(1,006)	(1,565)	[4]	(2,199)	[4]
Net result		(179)	(569)	[4]	1,980	[4]
Shareholders' equity		7,475	8,815	[4]	11,018	[4]	11,018
Shares in group companies		8,536	10,338	[4]	13,247	[4]	13,247
Shareholders' equity		€ 9,426	10,758	[4]	€ 13,381	[4]
Aegon Ltd. [member] | Previously reported [member]
Disclosure of initial application of standards or interpretations [line items]
Shareholders' equity	[5]						23,813
Shares in group companies			10,338				26,042
Aegon Ltd. [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of initial application of standards or interpretations [line items]
Shareholders' equity							€ 12,795
Aegon Ltd. [member] | After Initial Adoption of IFRS 9 and IFRS 17 [member]
Disclosure of initial application of standards or interpretations [line items]
Net result group companies			(411)
Impact on net result			(569)
Share capital			319
Share premium			6,853
Revaluation account			(4,551)
Legal reserves – foreign currency translation reserve			736
Legal reserves in respect of group companies			2,821
Retained earnings, including treasury shares			4,771
Remeasurement of defined benefit plans of group companies			(1,565)
Net result			(569)
Shareholders' equity			8,815
Shares in group companies			10,338
Shareholders' equity			8,815
Aegon Ltd. [member] | After Initial Adoption of IFRS 9 and IFRS 17 [member] | Previously reported [member]
Disclosure of initial application of standards or interpretations [line items]
Net result group companies			(1,275)
Impact on net result			(1,433)
Share capital			319
Share premium			6,853
Revaluation account			(4,465)
Legal reserves – foreign currency translation reserve			1,008
Legal reserves in respect of group companies			2,439
Retained earnings, including treasury shares			8,916
Remeasurement of defined benefit plans of group companies			(1,565)
Net result			(1,433)
Shareholders' equity			12,071
Shares in group companies			13,594
Shareholders' equity			12,071
Aegon Ltd. [member] | After Initial Adoption of IFRS 9 and IFRS 17 [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of initial application of standards or interpretations [line items]
Net result group companies			864
Impact on net result			864
Revaluation account			(85)
Legal reserves – foreign currency translation reserve			(272)
Legal reserves in respect of group companies			382
Retained earnings, including treasury shares			(4,145)
Net result			864
Shareholders' equity			(3,256)
Shares in group companies			(3,256)
Shareholders' equity			€ (3,256)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	Opening balance as per January 1, 2022 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[4]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.
[5]	Opening balance as per January 1, 2022, has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.